Exhibit 99.11

Loan Level Exceptions
Run Date - XX/XX/XXXX
Recovco ID	Loan #1	Loan #2	Initial Overall Grade	Final Overall Grade	Initial Credit	Initial Value	Initial Compliance	Final Credit	Final Value	Final Compliance	Grade 3 Exceptions (Conditions / Curable)	Grade 2 Exceptions (Warnings)	Grade 1 Exceptions (Notices / Informational)	Resolved Exceptions	Waived Exceptions	Exception Grade - Fitch		Exception Grade - S&P		Exception Grade - Moody's		Exception Grade - KBRA		Exception Grade - DBRS
																Initial	Final	Initial	Final	Initial	Final	Initial	Final	Initial	Final
2WGVCMHW2MO	XXXXXXX	XXXXXX	3	2	3	1	1	2	1	1	IN
*** (OPEN) Borrower(s)  LTV Requirement (Fail) - EV 2
COMMENT:   The subject review 75% LTV/CLTV exceeded the XXX DSCR Guidelines maximum 70% LTV/CLTV for the Guarantors 701 FICO (Pg 332) the guidelines required a 740+ FICO for a 75% LTV/CLTV and there was no exception request and or approval in the file.

*** (OPEN) One or more Personal Guarantor with > 50% Ownership Did Not Meet FICO Requirements - EV 2
COMMENT:   The subject review 75% LTV/CLTV exceeded the XXX DSCR Guidelines maximum 70% LTV/CLTV for the Guarantors 701 FICO (Pg 332) the guidelines required a 740+ FICO for a 75% LTV/CLTV and there was no exception request and or approval in the file.
																D	B	D	B	D	B	D	B	D	B
WAWZTIHIBVS	XXXXXXX	XXXXXX	1	1	1	1	1	1	1	1	IN					A	A	A	A	A	A	A	A	A	A
SXFCFP4U3ZO	XXXXXXX	XXXXXX	1	1	1	1	1	1	1	1	IN					A	A	A	A	A	A	A	A	A	A
WJ2I3FAVYPV	XXXXXXX	XXXXXX	1	1	1	1	1	1	1	1	IN					A	A	A	A	A	A	A	A	A	A
ISGPYZ3GYRG	XXXXXXX	XXXXXX	1	1	1	1	1	1	1	1	IN					A	A	A	A	A	A	A	A	A	A
SVC14W0XJGC	XXXXXXX	XXXXXX	3	1	3	1	1	1	1	1	IN					D	A	D	A	D	A	D	A	D	A
QL0RFPOIMP5	XXXXXXX	XXXXXX	1	1	1	1	1	1	1	1	IN					A	A	A	A	A	A	A	A	A	A
1UWHMNFGGRO	XXXXXXX	XXXXXX	1	1	1	1	1	1	1	1	IN					A	A	A	A	A	A	A	A	A	A
2UPBUNAMIKN	XXXXXXX	XXXXXX	1	1	1	1	1	1	1	1	IN					A	A	A	A	A	A	A	A	A	A
UZUIZCUCZBU	XXXXXXX	XXXXXX	3	1	1	3	1	1	1	1	IN					D	A	D	A	D	A	D	A	D	A
CTSJAYSX322	XXXXXXX	XXXXXX	1	1	1	1	1	1	1	1	IN					A	A	A	A	A	A	A	A	A	A
UM4GUSMMOZM	XXXXXXX	XXXXXX	1	1	1	1	1	1	1	1	IN					A	A	A	A	A	A	A	A	A	A
JW3PG3YS2Q0	XXXXXXX	XXXXXX	1	1	1	1	1	1	1	1	IN					A	A	A	A	A	A	A	A	A	A
X41FONWBCIA	XXXXXXX	XXXXXX	3	1	1	3	1	1	1	1	IN
*** (CURED) Amount of title insurance is less than mortgage amount - EV R
COMMENT:   The Preliminary Title did not include the mortgagee coverage amount. Provide the Final Title Policy for review.

*** (CURED) Value used by lender not supported - EV R
COMMENT:   Missing Third Party Valuation Product to support the appraisal value within 10% tolerance.
																D	A	D	A	D	A	D	A	D	A
HRYR3RZZYBA	XXXXXXX	XXXXXX	1	1	1	1	1	1	1	1	IN			*** (CURED) Amount of title insurance is less than mortgage amount - EV R COMMENT: Title commitment proposed insured amount was $XXX (Pg 96), the Note loan amount was $XXX (Pg 86).		A	A	A	A	A	A	A	A	A	A
UGGZGPDMFLF	XXXXXXX	XXXXXX	3	1	1	3	1	1	1	1	IN
*** (CURED) Application Missing - EV R
COMMENT:   Application is missing

*** (CURED) Value used by lender not supported - EV R
COMMENT:   Missing Third Party Valuation Product to support the appraisal value within 10% tolerance.
																D	A	D	A	D	A	D	A	D	A
XDGVYQ4CX4H	XXXXXXX	XXXXXX	3	1	1	3	1	1	1	1	IN
*** (CURED) Application Missing - EV R
COMMENT:   Loan application is missing from the loan file. Please send.

*** (CURED) HUD-1 Closing Statement missing or unsigned - EV R
COMMENT:   The HUD1 is missing from the loan file.

*** (CURED) Mortgage missing / unexecuted - EV R
COMMENT:   The Mortgage/Deed is missing from the loan file. Please send.

*** (CURED) Note is missing or unexecuted - EV R
COMMENT:   The Note is missing from the loan file. Please send.

*** (CURED) Value used by lender not supported - EV R
COMMENT:   Missing Third Party Valuation Product to support the appraisal value within 10% tolerance.
																D	A	D	A	D	A	D	A	D	A
G02NAVCW0NG	XXXXXXX	XXXXXX	3	1	1	3	1	1	1	1	IN
*** (CURED) Asset do not meet guidelines - EV R
COMMENT:   The verified assets in the file totaling $XX (Pg 1) were short to close by $XXX (Pg 199).

*** (CURED) Cash reserves less than required by guidelines - EV R
COMMENT:   The verified assets in the file totaling $XXX (Pg 1) were short to close by $XXX (Pg 199). 6 months required reserves totaling $XXX were not met.
																D	A	D	A	D	A	D	A	D	A
551QQ3SG4XG	XXXXXXX	XXXXXX	3	1	1	3	1	1	1	1	IN
*** (CURED) Assets are not sufficient to close - EV R
COMMENT:   The HUD-1 reflects $XXX due at closing. The documentation contained in the loan file verified $XXX in liquid assets. The borrower is short $XXX to meet the closing cost requirement.

*** (CURED) Borrower(s) Cash to Close Requirement (Fail) - EV R
COMMENT:   The HUD-1 reflects $XXX due at closing. The documentation contained in the loan file verified $XXX in liquid assets. The borrower is short $XXX to meet the closing cost requirement.

*** (CURED) HUD-1 Closing Statement missing or unsigned - EV R
COMMENT:   HUD is missing

*** (CURED) Missing required 1-4 family rider - EV R
COMMENT:   Missing 1-4 Rider

*** (CURED) Mortgage missing / unexecuted - EV R
COMMENT:   Mortgage document is missing

*** (CURED) Note is missing or unexecuted - EV R
COMMENT:   Note is missing

*** (CURED) Value used by lender not supported - EV R
COMMENT:   Missing Third Party Valuation Product to support the appraisal value within 10% tolerance.
																D	A	D	A	D	A	D	A	D	A
YGHPADJI0WN	XXXXXXX	XXXXXX	3	1	3	3	1	1	1	1	IN
*** (CURED) Borrower(s)  Flood Insurance Requirements (Fail) - EV R
COMMENT:   The loan file is missing a final Flood Insurance Policy and/or declarations from the insurer, and closed on an expired Quote only, page 489. Flood Insurance was not escrowed at closing according to the HUD-1, page 289. Provide the Flood Insurance policy and/or Declarations page and proof of payment for review.

*** (CURED) Borrower(s)  Hazard Insurance Requirements (Fail) - EV R
COMMENT:   The loan file is missing a final Hazard Insurance Policy and/or declarations from the insurer, and closed on an Agent's Binder only, page 129. Provide the Hazard Insurance policy and/or declarations page for review.

*** (CURED) Value used by lender not supported - EV R
COMMENT:   Missing Third Party Valuation Product to support the appraisal value within 10% tolerance.
																D	A	D	A	D	A	D	A	D	A
DWEOI2G2FUM	XXXXXXX	XXXXXX	3	2	3	3	1	2	1	1	IN
*** (OPEN) DSCR Is Not Eligible - EV 2
COMMENT:   The DSCR of 0.864 did not meet the 1.0 minimum requirements using the lower market rent of $3,200.  Loan originated using the Lease rent $3,800 and DSCR 1.019.

*** (CURED) Borrower(s)  Hazard Insurance Requirements (Fail) - EV R
COMMENT:   Loan file is missing Final HOI Policy and/or Declarations page from Insurer, XXX. The loan file includes an agent's Binder only. Provide the final HOI Policy and/or Declarations page from the insurer for review.

*** (CURED) FEMA Declaration - Natural Disaster Area (Public). Missing Subsequent Property Inspection - EV R
COMMENT:   The loan file was missing a post-disaster property inspection. The property was in XXX, New York, which was declared a FEMA Disaster Area XX/XX/XXXX due to Remnants of Hurricane XXX. The Appraisal in the loan file was as of XX/XX/XXXX. Provide a current Property Inspection for review.

*** (CURED) Value used by lender not supported - EV R
COMMENT:   The loan file was missing Third Party Valuation Product to support the appraisal value within 10% variance.
																D	B	D	B	D	B	D	B	D	B
FEVFZBH0L33	XXXXXXX	XXXXXX	3	1	1	3	1	1	1	1	IN
*** (CURED) Borrower(s)  Hazard Insurance Requirements (Fail) - EV R
COMMENT:   The loan closed with an Agent’s Binder for Hazard insurance coverage only, pages 466 & 566. The Loan file was missing the final Policy and/or Declarations from the Insurer, XXX.

*** (CURED) FEMA Declaration - Natural Disaster Area (Public). Missing Subsequent Property Inspection - EV R
COMMENT:   The loan file was missing a post-disaster property inspection. The property was in Suffolk County, New York, which was declared a FEMA Disaster Area XX/XX/XXXX due to Remnants of Hurricane XXX. The Appraisal in the loan file was as of XX/XX/XXXX.

*** (CURED) Value used by lender not supported - EV R
COMMENT:   Missing Third Party Valuation Product to support the appraisal value within 10% tolerance.
																D	A	D	A	D	A	D	A	D	A
P53QUPGDCGU	XXXXXXX	XXXXXX	3	1	3	1	1	1	1	1	IN
*** (CURED) Borrower(s)  Months Reserves Requirement (Fail) - EV R
COMMENT:   Exception Remains.  Final Grade 2/B.  The loan is a cash out refinance with $XXX to borrower at closing. The assets provided total .XXX months.

*** (CURED) Borrower(s) Reserves Requirement (Fail) - EV R
COMMENT:   The loan is a cash out review with a foreign national and requires 12 months reserves.  Total verified assets are $XXX and required are $XXX resulting in a shortage of $XXX.

*** (CURED) HUD-1 Closing Statement missing or unsigned - EV R
COMMENT:   Missing the settlement statement.

*** (CURED) Mortgage missing / unexecuted - EV R
COMMENT:   Missing the Mortgage.

*** (CURED) Mortgage Riders incomplete / inaccurate - EV R
COMMENT:   Missing the Mortgage. Missing the Business Purpose rider.

*** (CURED) Note is missing or unexecuted - EV R
COMMENT:   Missing the Note.

*** (CURED) Required rider to note is missing - EV R
COMMENT:   Missing the Guarantor agreement.
																D	A	D	A	D	A	D	A	D	A
WEGS30JFSVO	XXXXXXX	XXXXXX	3	2	3	3	1	2	1	1	IN
*** (OPEN) Borrower(s)  LTV Requirement (Fail) - EV 2
COMMENT:   The guidelines restrict the LTV to 60% for a cash out of a foreign national.  The loan was approved with a 75% LTV.

*** (OPEN) Original CLTV does not meet eligibility requirement(s) - EV 2
COMMENT:   The guidelines restrict the LTV to 60% for a cash out of a foreign national.  The loan was approved with a 75% LTV/CLTV.

*** (OPEN) Original LTV (OLTV) does not meet eligibility requirement(s) - EV 2
COMMENT:   The guidelines restrict the LTV to 60% for a cash out of a foreign national.  The loan was approved with a 75% LTV/CLTV.

*** (CURED) Borrower(s)  Months Reserves Requirement (Fail) - EV R
COMMENT:   Verified liquid reserves totaling $XXX (Pg 627, 667) were short $XXX from the XXX DSCR Guidelines XX/XX/XXXX guidelines required 6 months PITIA totaling $XXX.

*** (CURED) Borrower(s) Reserves Requirement (Fail) - EV R
COMMENT:   Verified liquid reserves totaling $XXX (Pg 627, 667) were short $XXX from the XXX DSCR Guidelines XX/XX/XXXX guidelines required 6 months PITIA totaling $XXX*** (CURED) HUD-1 Closing Statement missing or unsigned - EV R
COMMENT:   Missing the settlement statement.

*** (CURED) Mortgage missing / unexecuted - EV R
COMMENT:   Missing the Mortgage.

*** (CURED) Mortgage Riders incomplete / inaccurate - EV R
COMMENT:   Missing the Business Purpose Affidavit.

*** (CURED) Note is missing or unexecuted - EV R
COMMENT:   Missing the Note.

*** (CURED) Required rider to note is missing - EV R
COMMENT:   Missing the Guaranty.

*** (CURED) Value used by lender not supported - EV R
COMMENT:   Missing Third Party Valuation Product to support the appraisal vlaue for each of the 8 properties.
																D	B	D	B	D	B	D	B	D	B
NOVG0XEWHWH	XXXXXXX	XXXXXX	3	2	3	1	1	2	1	1	IN
*** (OPEN) Underwriting - Missing LOE - EV 2
COMMENT:   Appraisal dated XX/XX/XXXX notes subject property is vacant and photos support it is not occupied.  Leases in file for both untis for for a term from XX/XX/XXXX to XX/XX/XXXX.  Please clarify active leases from January 1st but Appraisal does not support tenants moved into subject property.
														*** (CURED) Missing Doc - EV R COMMENT: Missing Entity Docs: Page 2 of Articles of Organization and Missing Page 1 of the Membership Interest which contain items 1 - 3.		D	B	D	B	D	B	D	B	D	B
CFP2WEB0RN3	XXXXXXX	XXXXXX	3	1	1	3	1	1	1	1	IN
*** (CURED) Missing Documentation - EV R
COMMENT:   Missing all borrowing entity documentation: Personal identification for any member with 20%+ ownership in entity (driver’s license, passport, or other government issues photo identification); Valid and filed Certificates of Formation (Articles of Organization/Incorporation); Valid operating agreement / partnership agreement / bylaws; Valid Certificate of Good Standing; Executed W9.

*** (CURED) Missing Appraisal - EV R
COMMENT:   Missing the appraisal and rent schedule.

*** (CURED) Missing credit report - EV R
COMMENT:   Missing the credit report.

*** (CURED) Missing flood cert - EV R
COMMENT:   Missing the flood certificate.

*** (CURED) Missing proof of hazard insurance - EV R
COMMENT:   Missing evidence of insurance.

*** (CURED) Mortgage missing / unexecuted - EV R
COMMENT:   Missing the Mortgage.

*** (CURED) Mortgage Riders incomplete / inaccurate - EV R
COMMENT:   Missing Business Purpose rider.

*** (CURED) Note is missing or unexecuted - EV R
COMMENT:   Missing the Note.

*** (CURED) Required rider to note is missing - EV R
COMMENT:   Missing the Guaranty.

*** (CURED) Value used by lender not supported - EV R
COMMENT:   The guidelines appraisal requirements for loan amounts < $1,000,000 indicates if Appraisal-ARR/CDA variance exceeds 10%, second full interior/exterior independent appraisal required Once the second appraisal is received the lower of two appraised values is to be used in LTV calculations.  The file included a value reconcilation located on page 858 which reflected a variance of 12.2%.  The file did not include a full second appraisal as required by the guidelines.
																D	A	D	A	D	A	D	A	D	A
BTETDGTFNQP	XXXXXXX	XXXXXX	3	1	3	3	1	1	1	1	IN
*** (CURED) Missing Documentation - EV R
COMMENT:   The HUD (Pg 1990) reflects insurance and taxes as escrowed; however, the monthly breakdown and number of months collected was not provided.

*** (CURED) Missing proof of hazard insurance - EV R
COMMENT:   Missing evidence of insurance including rent loss for 559 and 587 Continental properties.

*** (CURED) Value used by lender not supported - EV R
COMMENT:   Missing Third Party Valuation Product to support the appraisal value within 10% tolerance.  for all 13 blanket properties.
																D	A	D	A	D	A	D	A	D	A
SCVAK5EGJOF	XXXXXXX	XXXXXX	3	1	3	3	1	1	1	1	IN
*** (CURED) Missing proof of hazard insurance - EV R
COMMENT:   Hazard insurance policy is missing from the loan file. Please provide.

*** (CURED) Value used by lender not supported - EV R
COMMENT:   Missing Third Party Valuation Product to support the appraisal value within 10% tolerance.
																D	A	D	A	D	A	D	A	D	A
0JW5UBMUQRV	XXXXXXX	XXXXXX	3	1	3	3	1	1	1	1	IN
*** (CURED) Mortgage/Rental lates exceed guidelines - EV R
COMMENT:   The credit report in the file (Pg 502) documented a mortgage account x2572 that was more than 1x30 late in the late 12 months. There was a letter in the file (Pg 522) signed by the Guarantor stating the account status was due to the lenders fault was being corrected. Missing documentation to support the mortgage account status as acceptable.

*** (CURED) Value used by lender not supported - EV R
COMMENT:   Missing the Desk Reivew per the XXX DSCR Guidelines XX/XX/XXXX guidelines (Pg 14) required Appraisal Risk Review (ARR) or Collateral Desktop Analysis (CDA) required.
																D	A	D	A	D	A	D	A	D	A
SSHLCHGKOI5	XXXXXXX	XXXXXX	3	2	3	3	1	2	1	1	IN
*** (OPEN) Borrower(s)  LTV Requirement (Fail) - EV 2
COMMENT:   The Guarantor’s 695 FICO (Pg 224) limited the rate/term refinance LTV to 70% per the XXX DSCR Guidelines XX/XX/XXXX, there appears to be a possible exception request in the file (Pg 541); however, an exception approval was missing.

*** (OPEN) One or more Personal Guarantor with > 50% Ownership Did Not Meet FICO Requirements - EV 2
COMMENT:   The Guarantor’s 695 FICO (Pg 224) limited the rate/term refinance LTV to 70% per the XXX DSCR Guidelines XX/XX/XXXX, there appears to be a possible exception request in the file (Pg 541); however, an exception approval was missing.

*** (CURED) Value used by lender not supported - EV R
COMMENT:   Missing the Thid Party Valuation Product - XXX DSCR Guidelines XX/XX/XXXX guidelines (Pg 14) required Appraisal Risk Review (ARR) or Collateral Desktop Analysis (CDA) required.
																D	B	D	B	D	B	D	B	D	B
YQGTLRQZLO0	XXXXXXX	XXXXXX	3	1	1	3	1	1	1	1	IN
*** (CURED) Value used by lender not supported - EV R
COMMENT:   Missing the third party valuation product per the XXX DSCR Guidelines XX/XX/XXXX guidelines (Pg 14) required Appraisal Risk Review (ARR) or Collateral Desktop Analysis (CDA) required.
																D	A	D	A	D	A	D	A	D	A
4BOKI0R04C1	XXXXXXX	XXXXXX	3	1	1	3	1	1	1	1	IN			*** (CURED) Value used by lender not supported - EV R COMMENT: Missing Third Party Valuation Product to support the appraisal value within 10% tolerance		D	A	D	A	D	A	D	A	D	A
HRGNCXWMHTD	XXXXXXX	XXXXXX	3	2	3	3	1	2	1	1	IN
*** (OPEN) Borrower(s)  LTV Requirement (Fail) - EV 2
COMMENT:   The subject transaction 75% LTV/CLTV Cash-Out transaction required a minimum 740 FICO per the guidelines, the Guarantors FICO was 698 (Pg 663) resulting in a maximum allowed 65% LTV. There was an approved exception (Pg 6) in the file allowing a 75% LTV cash-out with mitigating factors being the subject property was fully occupied and a 1.6% DSCR.
														*** (CURED) Value used by lender not supported - EV R COMMENT: Missing Third Party Valuation Product to support the appraisal value within 10% tolerance.		D	B	D	B	D	B	D	B	D	B
P1XCATIPM4F	XXXXXXX	XXXXXX	3	1	1	3	1	1	1	1	IN			*** (CURED) Value used by lender not supported - EV R COMMENT: Missing Third Party Valuation Product to support the appraisal value within 10% tolerance.		D	A	D	A	D	A	D	A	D	A
5XFTIREHZIC	XXXXXXX	XXXXXX	3	1	1	3	1	1	1	1	IN			*** (CURED) Value used by lender not supported - EV R COMMENT: Missing Third Party Valuation Product to support the appraisal value within 10% tolerance.		D	A	D	A	D	A	D	A	D	A
4PIG4ZZOVUV	XXXXXXX	XXXXXX	3	1	1	3	1	1	1	1	IN			*** (CURED) Value used by lender not supported - EV R COMMENT: Missing Third Party Valuation Product to support the appraisal value within 10% tolerance.		D	A	D	A	D	A	D	A	D	A
CPIOU0FHYGP	XXXXXXX	XXXXXX	3	1	1	3	1	1	1	1	IN			*** (CURED) Value used by lender not supported - EV R COMMENT: Missing Third Party Valuation Product to support the appraisal value within 10% tolerance.		D	A	D	A	D	A	D	A	D	A
HNCJ1G4TTBA	XXXXXXX	XXXXXX	3	1	1	3	1	1	1	1	IN			*** (CURED) Value used by lender not supported - EV R COMMENT: Missing Third Party Valuation Product to support the appraisal value within 10% variance. No CU Risk Score available for 2-Family.		D	A	D	A	D	A	D	A	D	A
0BSAZ1LXBVK	XXXXXXX	XXXXXX	3	1	1	3	1	1	1	1	IN			*** (CURED) Value used by lender not supported - EV R COMMENT: Missing third party valuations to support the appraisal value within 10% tolerance.		D	A	D	A	D	A	D	A	D	A